Borrowings (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2021	Feb. 02, 2021	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Jan. 18, 2019
Borrowings
Borrowings - non-current	€ 2,204		€ 474
Borrowings - current	37		9
Borrowings - total	€ 2,241		€ 483		€ 229
Weighted average effective interest rate on borrowings	3.06%		4.80%		5.20%
Convertible bonds 2019
Borrowings
Borrowings - non-current	€ 234		€ 229
Borrowings - current	€ 6		6
Number of convertible instruments issued	2,500
Par value per convertible debt instrument	€ 100,000					€ 100,000
Convertible bonds 2020
Borrowings
Borrowings - non-current	€ 255		245
Borrowings - current	€ 4		3
Number of convertible instruments issued	3,000
Par value per convertible debt instrument	€ 100,000			€ 100,000
Convertible bonds 2021
Borrowings
Par value per convertible debt instrument		€ 100,000
Convertible bonds 2021 | August 2025 (Tranche A)
Borrowings
Borrowings - non-current	€ 544		0
Number of convertible instruments issued	6,000
Par value per convertible debt instrument	€ 100,000
Convertible bonds 2021 | February 2028 (Tranche B)
Borrowings
Borrowings - non-current	€ 431		0
Borrowings - current	€ 3		0
Number of convertible instruments issued	5,000
Par value per convertible debt instrument	€ 100,000
Weighted average effective interest rate on borrowings		0.625%
Senior notes
Borrowings
Borrowings - non-current	€ 440		0
Borrowings - current	24		0
Bank Loan
Borrowings
Borrowings - non-current	€ 300		€ 0